STEIN ROE MUTUAL FUNDS

SEMIANNUAL REPORT
DECEMBER 31, 1999


PHOTO OF: ABACUS


STEIN ROE CASH RESERVES
CASH RESERVES FUND

LOGO: STEIN ROE MUTUAL FUNDS
SENSIBLE RISKS. INTELLIGENT INVESTMENTS.(R)

CONTENTS
--------------------------------------------------------------------------------
FROM THE PRESIDENT................................................   1

   Stephen Gibson's thoughts on the markets and investing

PERFORMANCE SUMMARY...............................................   2

QUESTIONS & ANSWERS

   Interview with the portfolio manager and
   a summary of investment activity
   CASH RESERVES FUND.............................................   3

PORTFOLIO OF INVESTMENTS..........................................   5

   A complete list of investments with market values

FINANCIAL STATEMENTS..............................................   7

   Statements of assets and liabilities, operations and changes in net assets

NOTES TO FINANCIAL STATEMENTS.....................................   13

FINANCIAL HIGHLIGHTS..............................................   16

   Selected per-share data




                Must be preceded or accompanied by a prospectus.

FROM THE PRESIDENT
--------------------------------------------------------------------------------
TO OUR SHAREHOLDERS

   On November 1, 1999, Tom Butch resigned as president of Stein Roe Mutual Funds. I would like to take this opportunity to wish him well. As the new president, I am pleased to present the semiannual report for Stein Roe Cash Reserves Fund for the six-month period ended December 31, 1999.
   Recently, the current United States economic expansion set a record for longevity. We have experienced nine years of economic growth. Inflation has risen barely one point from its low rate. National productivity gains continue.
   If we have entered a new era of economic growth, our substantial investment in technology is certainly one reason. The first control on our inflation rate was the flood of competitive imports from the recession-burdened Pacific Rim nations. Finally, the sensitive monetary policies of the Federal Reserve System have helped to keep our economy in order.
   During the six-month period ended December 31, 1999, most bonds succumbed to the pressure of inflation worries and rising interest rates. Stronger-than-expected U.S. economic growth, combined with the rebound of the Japanese, European and emerging market economies, prompted the Federal Reserve Board (the Fed) to raise interest rates in preemptive strikes against potential inflation. Bond prices, which move in the opposite direction of their yields, posted significant losses as a result.
   As the year 2000 evolves, we believe that the investment environment will benefit fixed-income investments. Future Fed moves with short-term interest rates will have both positive monetary and psychological effects on inflation-wary investors. For those seeking a relatively stable haven for their dollars and potential for current income, Stein Roe Cash Reserves Fund remains an attractive option.
   Thank you for giving us the opportunity to serve your investment needs.


   Sincerely,


   Stephen E. Gibson
   /s/ Stephen E. Gibson
   President
   February 10, 2000

Photo of: Stephen E. Gibson

PERFORMANCE SUMMARY
--------------------------------------------------------------------------------

                          AVERAGE ANNUAL TOTAL RETURNS
                         Periods Ended December 31, 1999

                                         6 MONTH        1         5         10
                                      (CUMULATIVE)     YEAR      YEARS     YEARS
--------------------------------------------------------------------------------
STEIN ROE CASH RESERVES FUND               4.91%       4.64%     4.99%     4.81%
U.S. Consumer Price Index (Inflation)      1.56        2.99      2.43      2.96
Lehman Brothers Government Bond Index      0.04       -2.23      7.44      7.48
Merrill Lynch High Yield Master II Index   0.24        2.51      9.88     11.20
Lipper Money Market Fund Average           2.46        4.51      4.95      4.79


--------------------------------------------------------------------------------
PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. TOTAL RETURN INCLUDES REINVESTMENT OF INCOME. YIELDS FLUCTUATE AND ARE NOT GUARANTEED. An investment in the Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corp. (FDIC) or any government agency. Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund. The U.S. Consumer Price Index is the government's measure of retail inflation. Each bond index shown above is unmanaged and does not represent the performance of any Stein Roe mutual fund; neither is available for direct investment. Source of Lipper data: Lipper, Inc., a monitor of mutual fund performance.

QUESTIONS & ANSWERS
--------------------------------------------------------------------------------
AN INTERVIEW WITH JANE M. NAESETH, PORTFOLIO MANAGER OF STEIN ROE
CASH RESERVES FUND AND SR&F CASH RESERVES PORTFOLIO

                                    FUND DATA
   INVESTMENT OBJECTIVE:
   Stein Roe Cash Reserves Fund seeks maximum current income consistent with capital preservation and maintenance of liquidity by investing in high-quality money market securities, such as U.S. Treasuries, commercial paper, bankers acceptances and certificates of deposit.

   FUND INCEPTION:
   Oct. 2, 1976

   TOTAL NET ASSETS:
   $563 million

Photo of: Jane Naeseth

Q: HOW DID YOU MANAGE THE PORTFOLIO IN THE PAST SIX MONTHS?

NAESETH: The Federal Reserve raised short-term interest rates three times, each by 0.25%, starting in late June. This credit tightening has benefited shareholders by enhancing the income of money market instruments, including corporate floating rate notes which rates improved late in 1999.

Q: WHAT OTHER PORTFOLIO CHANGES WERE MADE OVER THE YEAR?

NAESETH: We increased holdings of commercial paper from 86.9% of assets to 89.9%. Recently we added a small amount of new federal discount notes to increase the Portfolio's liquidity at year-end.
   As the Federal Reserve flooded markets with cash reserves in anticipation of Year 2000 needs, we had to roll over commercial paper holdings as well to maintain liquidity.

Q: WHAT IS YOUR OUTLOOK FOR MONEY MARKET SECURITIES?

NAESETH: We are anticipating that the Federal Reserve will raise interest rates in one or two moves during the first half of 2000. Our current investment strategy reflects that belief.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. TOTAL RETURN INCLUDES REINVESTMENT OF INCOME. YIELDS FLUCTUATE AND ARE NOT GUARANTEED. An investment in the Portfolio is neither insured nor guaranteed by the Federal Deposit Insurance Corp. (FDIC) or any government agency. Although the Portfolio seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Portfolio. Source of Lipper data: Lipper, Inc. a monitor of mutual fund performance.

FUND HIGHLIGHTS
--------------------------------------------------------------------------------
                             Cash Reserves Portfolio
                            SECURITIES TYPE BREAKDOWN
--------------------------------------------------------------------------------

                                             PORTFOLIO             PORTFOLIO
                                         DECEMBER 31, 1999       JUNE 30, 1999
--------------------------------------------------------------------------------
Commercial Paper                               89.9%                 86.9%
Yankee Certificates of Deposit                  3.4                   7.1
Corporate Notes                                 5.7                   5.5

--------------------------------------------------------------------------------
Total Investments                             100.0%                100.0%

                              PORTFOLIO STATISTICS

                                             PORTFOLIO             PORTFOLIO
                                         DECEMBER 31, 1999       JUNE 30, 1999
--------------------------------------------------------------------------------
7-day Dollar-Weighted
Average Maturity                             27.9 days             27.1 days
7-day Current Yield*                          5.52%                 4.37%

*Net of all fees and expenses and represents an annualization of dividends declared and payable to shareholders for the last seven days of investments.

-------------------------------------------------------------------------------
                                    MATURITY

                          As of December 31, 1999          As of June 30, 1999
PIE CHARTS:
GREATER THAN 59 DAYS                9.0%                             11.4%
30-59 DAYS                         27.9                              12.3
15-29 DAYS                         22.7                              15.2
5-14 DAYS                          30.5                              51.5
1-4 DAYS                            9.9                               9.6

SR&F CASH RESERVES PORTFOLIO
--------------------------------------------------------------------------------
Portfolio of Investments at December 31, 1999 (Unaudited)
(All amounts in thousands)

                                          INTEREST     MATURITY
COMMERCIAL PAPER - 89.9%             RATE RANGE (a)  DATE RANGE                  PAR         VALUE
---------------------------------------------------------------------------------------------------
AMERICAN HOME PRODUCTS CORP.,
                                      5.000%          1/5/00(b)             $13,695      $ 13,687

ASSET SECURITIZATION CORP.,
                                      6.240%         1/20/00(b)              22,000        21,928
ASSOCIATES FIRST CAPITAL,
                                      4.000%          1/3/00                 41,640        41,631
BANCO BRADESCO,
                                      5.510%         2/16/00                 30,000        29,796
CARDINAL HEALTH CORP.:
                                      4.250%          1/3/00(b)              15,000        14,997
                                      6.810%          1/7/00(b)              18,000        17,980
CENTRIC CAPITAL,
                                      6.630%         1/10/00(b)              22,350        22,313
COCA-COLA CO.,
                                      6.060%          2/3/00                 13,000        12,928
COCA-COLA ENTERPRISES,
                                      5.530%          2/3/00(b)               7,775         7,736
CORPORATE ASSET FUNDING,
                                      6.060%         1/31/00(b)              30,000        29,850
COUNTRYWIDE HOME LOANS,
                                      6.090%         1/21/00                 38,000        37,869
DONALDSON LUFKIN CORP.,
                                      6.400%         1/18/00                 30,000        29,910
EATON CORP.:
                                      7.030%         1/14/00(b)              13,000        12,967
                                      6.890%         1/19/00(b)              25,000        24,914
ENTERPRISE FUNDING,
                                      6.300%         1/13/00(b)              20,000        19,958
EXPORT DEVELOPMENT CORP.,
                                      5.970%         2/23/00                 25,000        24,785
FALCON ASSET SECURITIZATION,
                                      6.200%         1/20/00(b)               6,340         6,319
FEDERAL HOME LOAN MORTGAGE:
                                      5.670%         3/16/00                 19,000        18,782
                                      5.760%         3/30/00                 35,000        34,509
FINOVA CAPITAL CORP.:
                                      6.550%         1/11/00                 10,000         9,982
                                      6.310%         1/19/00                 14,000        13,956
GTE CORP.,
                                      5.320%         1/26/00(b)              23,700        23,613
HARLEY-DAVIDSON FUNDING:
                                      6.360%         2/22/00(b)              20,000        19,818
                                      6.110%         2/24/00(b               18,000        17,837
INTERNATIONAL SECURITIZATION,
                                      7.280%         1/14/00(b)              38,000        37,901
MCI WORLDCOM:
                                      6.780%         1/14/00(b)              20,000        19,951
                                      6.650%         1/26/00(b)              15,000        14,931
NORTHERN INDUSTRY PUBLIC SERVICES:
                                      6.540%         1/12/00                 10,000         9,980
                                      7.130%         1/14/00                 14,780        14,742
OLD LINE FUNDING:
                                      6.370%          1/6/00(b)              18,000        17,984
                                      6.340%         1/13/00(b)              20,000        19,958



SR&F CASH RESERVES PORTFOLIO Continued

                                                INTEREST       MATURITY
                                               RATE RANGE (a)  DATE RANGE              PAR           VALUE
---------------------------------------------------------------------------------------------------------
PREFERRED RECEIVABLES FUNDING,
                                                6.530%         1/4/00(b)           $30,000       $ 29,984
RECEIVABLES CAPITAL CORP.:
                                                6.840%         1/12/00(b)           20,000         19,958
                                                6.640%         1/13/00(b)           10,000          9,978
SPECIAL PURPOSE ACCOUNTS RECEIVABLES,
                                                6.240%         3/7/00(b)            25,000         25,000
SUPERIOR FUNDING CORP.,
                                                6.180%         2/9/00(b)            20,000         19,868
THAMES ASSET GLOBAL,
                                                6.750%         1/18/00(b)           22,212         22,142
WINDMILL FUNDING CORP.:
                                                6.650%         1/5/00(b)            18,500         18,486
                                                6.840%         1/20/00(b)            2,164          2,156
                                                                                                  -------
TOTAL COMMERCIAL PAPER
   (cost of $787,993)..........                                                                   791,084
                                                                                                  -------
----------------------------------------------------------------------------------------------------------
CORPORATE FIXED INCOME BONDS & NOTES - 5.7%
TEXTRON FINANCIAL CORP.,
                                                5.560%         5/15/00              25,000         24,992
GOLDMAN SACHS FLOATING RATE,
                                                5.020%         2/17/00(b)           25,000         25,000
                                                                                                  -------
TOTAL CORPORATE FIXED INCOME BONDS & NOTES,
   (cost of $49,988)...........                                                                    49,992
                                                                                                  -------
----------------------------------------------------------------------------------------------------------
YANKEE CERTIFICATES OF DEPOSIT - 3.4%
COMMERZBANK NEW YORK,
   (cost of $29,990)...........                 5.085%         2/16/00              30,000         29,999
----------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS - 99.0%
   (COST OF $867,971)(C).......                                                                   871,075
                                                                                                  -------
OTHER ASSETS & LIABILITIES - 1.0%                                                                   8,873
                                                                                                  -------
TOTAL NET ASSETS - 100.0%......                                                                  $879,948
                                                                                                 ========
----------------------------------------------------------------------------------------------------------

NOTES TO INVESTMENT PORTFOLIO:
--------------------------------------------------------------------------------

(a) The interest rate is the effective rate at the date of purchase except for corporate notes, for which the interest rate represents the investment's coupon rate.

(b) Represents private placement securities exempt from registration by Section 4(2) of the Securities Act of 1933. These securities are issued to investors who agree that they are purchasing the securities for investment and not with a view to public distribution. Any resale by the Fund must be in an exempt transaction, normally to other institutional investors. At December 31, 1999, the aggregate value of the Fund's private placement securities was $537,213, which represented 61.1% of net assets. None of these securities were deemed illiquid.

(c)  The cost for federal income tax purposes was the same.

See accompanying Notes to Financial Statements.

SR&F CASH RESERVES PORTFOLIO
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
For the Six Months Ended December 31, 1999 (Unaudited)
(All amounts in thousands)


ASSETS
Investments, at amortized cost....................................      $871,075
Cash..............................................................         7,083
Interest receivable...............................................         1,849
                                                                       ---------
   Total assets...................................................       880,007
                                                                       ---------
LIABILITIES
Other liabilities.................................................            59
                                                                       ---------
   Total liabilities..............................................            59
                                                                       ---------
   Net assets applicable to investors' beneficial interest........      $879,948
                                                                       =========

See accompanying Notes to Financial Statements.

SR&F CASH RESERVES PORTFOLIO
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
For the Six Months Ended December 31, 1999 (Unaudited)
(All amounts in thousands)


INVESTMENT INCOME
Interest.........................................................      $22,210
                                                                       -------
EXPENSES
Management fees..................................................          979
Transfer agent fees..............................................            3
Accounting fees..................................................           22
Trustees' fees...................................................           10
Custodian fees...................................................            2
Audit fees.......................................................            9
Legal fees.......................................................            1
Other............................................................           11
                                                                       -------
   Total expenses................................................        1,037
                                                                       -------
   Net investment income.........................................       21,173
                                                                       -------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.............      $21,173
                                                                       -------
REALIZED LOSS ON INVESTMENTS
   Net realized loss on investments..............................           (1)
                                                                       -------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.............      $21,172
                                                                       =======

See accompanying Notes to Financial Statements.

SR&F CASH RESERVES PORTFOLIO
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
For the Six Months Ended December 31, 1999 (Unaudited)
(All amounts in thousands)


                                                       SIX MONTHS            YEAR
                                                            ENDED           ENDED
                                                     DECEMBER 31,        JUNE 30,
                                                             1999            1999
                                                     ------------      ----------
OPERATIONS
Net investment income.............................     $   21,173      $   37,933
Net realized losses on investments................             (1)             (4)
                                                       ----------      ----------
   Net increase in net assets resulting
        from operations                                    21,172          37,929
                                                       ----------      ----------

TRANSACTIONS IN INVESTORS' BENEFICIAL INTEREST
Contributions.....................................      1,349,923       1,549,789
Withdrawals.......................................     (1,263,608)     (1,501,534)
                                                       ----------      ----------
   Net increase from transactions in investors'
     beneficial interest..........................         86,315          48,255
                                                       ----------      ----------
   Net increase in net assets.....................        107,487          86,184

TOTAL NET ASSETS
Beginning of period...............................        772,461         686,277
                                                       ----------      ----------
End of period.....................................     $  879,948      $  772,461
                                                       ==========      ==========


See accompanying Notes to Financial Statements.

STEIN ROE CASH RESERVES FUND
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
For the Six Months Ended December 31, 1999 (Unaudited)
(All amounts in thousands, except per-share amount)


ASSETS
Investment in SR&F Cash Reserves Portfolio, at value..............     $ 565,013
Receivable for fund shares sold...................................         2,704
Cash .............................................................            50
Other assets......................................................            78
                                                                       ---------
   Total assets...................................................       567,845
                                                                       ---------
LIABILITIES
Payable for fund shares repurchased...............................         2,637
Dividends payable.................................................           224
Other liabilities.................................................            38
                                                                       ---------
   Total liabilities..............................................         2,899
                                                                       ---------
   Net assets.....................................................     $ 564,946
                                                                       =========
ANALYSIS OF NET ASSETS
Paid-in capital...................................................     $ 564,813
Accumulated net realized gains on investments ....................           133
                                                                       ---------
   Net assets.....................................................     $ 564,946
                                                                       =========
Shares outstanding (unlimited number authorized)..................       564,824
                                                                       =========
Net asset value per share.........................................     $    1.00
                                                                       =========

See accompanying Notes to Financial Statements.

STEIN ROE CASH RESERVES FUND
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
For the Six Months Ended December 31, 1999 (Unaudited)
(All amounts in thousands)


INVESTMENT INCOME
Interest allocated from SR&F Cash Reserves Portfolio..............      $14,460

EXPENSES
Administrative fees..............................................           654
Transfer agent fees..............................................           427
Expenses allocated from SR&F Cash Reserves Portfolio.............           675
Registration fees................................................            17
Accounting fees..................................................            19
Other, net.......................................................           (72)
                                                                        -------
   Total expenses................................................         1,720
                                                                        -------
   Net investment income.........................................        12,740
                                                                        -------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.............       $12,740
                                                                        =======

See accompanying Notes to Financial Statements.

STEIN ROE CASH RESERVES FUND
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
For the Six Months Ended December 31, 1999 (Unaudited)
(All amounts in thousands)

                                                            SIX MONTHS         YEAR
                                                                 ENDED        ENDED
                                                          DECEMBER 31,     JUNE 30,
                                                                  1999         1999
                                                           ------------------------
OPERATIONS
Net investment income......................................   $ 12,740   $   22,933
Net realized loss on investments...........................         --           (3)
                                                              --------   ----------
   Net increase in net assets resulting from operations....     12,740       22,930
                                                              --------   ----------
DISTRIBUTIONS TO SHAREHOLDERS
Distributions from net investment income...................    (12,740)     (22,933)
                                                              --------   ----------
SHARE TRANSACTIONS
Subscriptions to fund shares...............................    918,648    1,292,705
Value of distributions reinvested..........................     12,375       21,281
Redemptions of fund shares.................................   (869,763)  (1,304,251)
                                                              --------   ----------
   Net increase from share transactions....................     61,260        9,735
                                                              --------   ----------
   Net increase in net assets..............................     61,260        9,732

TOTAL NET ASSETS
Beginning of period........................................    503,686      493,954
                                                              --------   ----------
End of period..............................................   $564,946   $  503,686
                                                              ========   ==========
ANALYSES OF CHANGES IN SHARES OF BENEFICIAL INTEREST
Subscriptions to fund shares ..............................    918,648    1,292,663
Issued in reinvestment of distributions....................     12,375       21,281
Redemptions of fund shares.................................   (869,763)  (1,304,251)
                                                              --------   ----------
   Net increase in fund shares.............................     61,260        9,693
Shares outstanding at beginning of period..................    503,564      493,871
                                                              --------   ----------
Shares outstanding at end of period........................    564,824      503,564
                                                              ========   ==========

See accompanying Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
(All amounts in thousands) (Unaudited)

NOTE 1. ORGANIZATION
Stein Roe Cash Reserves Fund (the "Fund") is a series of Liberty-Stein Roe Income Trust (the "Trust"), formally Stein Roe Income Trust, an open-end management investment company organized as a Massachusetts business trust. The Fund invests substantially all of its assets in SR&F Cash Reserves Portfolio (the "Portfolio"), which seeks maximum income consistent with capital preservation and maintenance of liquidity.
   The Portfolio is a series of SR&F Base Trust, a Massachusetts common law trust organized under an Agreement and Declaration of Trust dated August 23, 1993. The Portfolio commenced operations on March 2, 1998. At commencement, Stein Roe Cash Reserves Fund contributed $493,224 in securities and other assets in exchange for beneficial ownership of the Portfolio. The Portfolio allocates income, expenses and realized gains and losses to each investor on a daily basis, based on methods approved by the Internal Revenue Service. At December 31, 1999, Stein Roe Cash Reserves Fund owned 64.2% of the Portfolio.

NOTE 2. SIGNIFICANT
ACCOUNTING POLICIES
The following summarizes the significant accounting policies of the Fund and the Portfolio. These policies are in conformity with generally accepted accounting principles, which require management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

INVESTMENT TRANSACTIONS
AND INVESTMENT INCOME:
Investment transactions are accounted for on trade date. Interest income, including discount accretion and premium amortization, is recorded daily on the accrual basis. Realized gains or losses from investment transactions are reported on an identified cost basis.
   The Portfolio is permitted to invest in repurchase agreements involving securities issued or guaranteed by the U.S. Government or by its agencies or instrumentalities. The Portfolio requires issuers of repurchase agreements to transfer the securities underlying those

NOTES TO FINANCIAL STATEMENTS Continued
--------------------------------------------------------------------------------
agreements to the Portfolio's custodian at the time of payment.

INVESTMENT VALUATIONS:
The Portfolio utilizes the amortized cost method to value its investments. This technique approximates market value and involves valuing a security initially at cost and, thereafter, assuming a constant amortization to maturity of any discount or premium. In the event that a deviation of 0.50% or more exists between the Fund's $1.00 per-share net asset value, calculated at amortized cost, and the net asset value calculated by reference to market quotations, the Board of Trustees would consider what action, if any, should be taken. Other assets are valued at fair value as determined in good faith by or under the direction of the Board of Trustees.
   The Fund attempts to maintain a per-share net asset value of $1.00, which management believes will be possible under most conditions.

FEDERAL INCOME TAXES:
No provision is made for federal income taxes since (a) the Fund elects to be taxed as a "regulated investment company"and makes distributions to its shareholders to be relieved of all federal income taxes under provisions of current federal tax law; and (b) the Portfolio is treated as a partnership for federal income tax purposes and all of its income is allocated to its owners based on methods approved by the Internal Revenue Service.
   The Fund intends to utilize provisions of the federal income tax law that allows them to carry a realized capital loss forward up to eight years following the year of the loss and offset such losses against any future realized gains.
   At June 30, 1999, the Fund had capital loss carryforwards totaling $106,000 and expiring in the years 2002 - 2008.

DISTRIBUTIONS TO SHAREHOLDERS
Dividends from net investment income are declared daily and paid monthly.

NOTE 3. PORTFOLIO COMPOSITION
Under normal market conditions, the Fund will invest at least 25% of its total assets in securities of issuers in the financial services industry (which includes, but is not limited to, banks, consumer and business credit institutions, and other financial services companies).
   See the investment portfolio for information regarding portfolio composition.

NOTES TO FINANCIAL STATEMENTS Continued
--------------------------------------------------------------------------------
NOTE 4. TRUSTEES' FEES AND TRANSACTIONS WITH AFFILIATES
The Portfolio pays a monthly management fee and the Fund pays a monthly administrative fee to Stein Roe & Farnham Incorporated (the "Advisor"), an indirect, majority-owned subsidiary of Liberty Mutual Insurance Company, for its services as investment Advisor and manager.
   The management fee for the Portfolio is computed at an annual rate of 0.25% of the first $500 million of average daily net assets, and 0.225% over $500 million. The administrative fee for the Fund is computed at an annual rate of 0.25% of the first $500 million of average daily net assets, 0.20% of the next $500 million, and 0.15% over $1 billion.
   Transfer agent fees are paid to SteinRoe Services Inc. (SSI), an indirect, majority-owned subsidiary of Liberty Mutual Insurance Company. SSI has entered into an agreement with Liberty Funds Services, Inc., also an indirect, majority-owned subsidiary of Liberty Mutual Insurance Company, to act as subtransfer agent for the Fund.
   Certain officers and trustees of the Trust are also officers of the Advisor. No remuneration was paid to any other trustee or officer of the Trust who is affiliated with the Advisor.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

SR&F CASH RESERVES PORTFOLIO

                                                           (UNAUDITED)
                                                           SIX MONTHS        YEAR     PERIOD
                                                                ENDED       ENDED      ENDED
                                                         DECEMBER 31,    JUNE 30,   JUNE 30,
RATIOS TO AVERAGE NET ASSETS                                     1999        1999    1998 (a)
                                                        --------------   --------    --------
Ratio of net expenses to average net assets .....           0.25%(b)        0.25%     0.26%(b)
Ratio of net investment income to average net assets        5.21%(b)        4.83%     5.45%(b)

(a) From commencement of operations on March 2, 1998.
(b) Annualized.

CASH RESERVES FUND
Selected per-share data (for a share outstanding throughout each period), ratios and supplemental data.


                                               (UNAUDITED)
                                               SIX MONTHS
                                                    ENDED
                                             DECEMBER 31,               YEARS ENDED JUNE 30,
                                                     1999        1999       1998        1997       1996
                                              -----------    --------   --------    --------    --------
NET ASSET VALUE, BEGINNING OF PERIOD            $   1.000    $  1.000   $  1.000    $  1.000    $  1.000
                                                ---------    --------   --------    --------    --------
   Net investment income..........                  0.024       0.045      0.050       0.048       0.050

   Distributions from net investment
     income.......................                 (0.024)     (0.045)    (0.050)     (0.048)     (0.050)
                                                ---------    --------   --------    --------    --------
NET ASSET VALUE, END OF PERIOD....              $   1.000    $  1.000   $  1.000    $  1.000    $  1.000
                                                =========    ========   ========    ========    ========
Ratio of expenses to average net assets         0.67%(a)(b)     0.70%      0.75%       0.77%      0.78%
Ratio of net investment income to average
  net assets......................              4.81%(a)(b)     4.58%      4.98%       4.80%      4.98%
Total return .....................              2.45%(c)        4.64%      5.09%       4.92%      5.07%
Net assets, end of period (000's).               $564,946    $503,686   $493,954    $452,358   $476,840

(a)  Annualized.

(b) During the six months ended December 31, 1999, the Fund experienced a one-time reduction in its expenses of two basis points as a result of expenses accrued in a prior period. The Fund's ratios disclosed above reflect the actual rate at which expenses were incurred throughout the current six months ended without the reduction.

(c)  Not annualized.

LIBERTY-STEIN ROE FUNDS INCOME TRUST
--------------------------------------------------------------------------------
TRUSTEES
John A. Bacon, Jr.
Private Investor
William W. Boyd
Chairman and Director, Sterling Plumbing
  Group Inc.
Lindsay Cook
Executive Vice President, Liberty Financial
  Companies, Inc.
Douglas A. Hacker
Executive Vice President and Chief Financial
  Officer, United Airlines
Janet Langford Kelly
Executive Vice President, Secretary and General
  Counsel, Kellogg Company
Charles R. Nelson
Van Voorhis Professor of Political Economy,
  University of Washington
Thomas C. Theobald
Managing Director, William Blair Capital Partners

OFFICERS
Stephen E. Gibson, President
William D. Andrews, Executive Vice President
Kevin M. Carome, Executive Vice President,
  Secretary
Loren A. Hansen, Executive Vice President
Kevin Connaughton, Vice President, Treasurer
Timothy Jacoby, Senior Vice President
Michael T. Kennedy, Vice President
Gail Knudsen, Vice President, Controller
Stephen F. Lockman, Vice President
Lynn C. Maddox, Vice President
Mary D. McKenzie, Vice President
Jane M. Naeseth, Vice President
Nicholas S. Norton, Vice President
Nicolette D. Parrish, Vice President,
  Assistant Secretary
Michael G. Fisher, Assistant Treasurer
Christine Balzano, Vice President
Denise E. Chasmer, Vice President

AGENTS AND ADVISORS
Stein Roe & Farnham Incorporated
Investment Advisor
State Street Bank and Trust Company
Custodian
Stein Roe Services Inc.
Transfer Agent
Bell, Boyd & Lloyd, LLC
Legal Counsel to the Trust
Ernst & Young LLP
Independent Auditors

THE STEIN ROE MUTUAL FUNDS

FIXED INCOME FUNDS
Cash Reserves Fund
Municipal Money Market Fund
Intermediate Municipals Fund
Managed Municipals Fund
High-Yield Municipals Fund
Intermediate Bond Fund
Income Fund
High Yield Fund

EQUITY FUNDS
Balanced Fund
Growth & Income Fund
Disciplined Stock Fund*
Growth Stock Fund
Growth Investor Fund
Young Investor Fund
Large Company Focus Fund
Midcap Growth Fund**
Capital Opportunities Fund
International Fund
Small Company Growth Fund

 * Formerly Special Fund
** Formerly Growth Opportunities Fund



                             Stein Roe Mutual Funds
                                  P.O. Box 8900
                              Boston, MA 02205-8900
                               Financial Advisors
                               call: 800-322-0593
                         Shareholders call: 800-338-2550
                                www.steinroe.com

           In Chicago, visit our Fund Center at One South Wacker Drive

                         Liberty Funds Distributor, Inc.


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